Intangible assets and goodwill - Schedule of Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Finite-Lived Intangible Assets [Line Items]
Cost	$ 101,417	$ 97,520
Accumulated amortization	46,423	46,417
Net book value	54,994	51,103
Power sales contracts
Finite-Lived Intangible Assets [Line Items]
Cost	60,775	56,540
Accumulated amortization	36,063	36,878
Net book value	24,712	19,662
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Cost	26,795	26,799
Accumulated amortization	9,476	8,836
Net book value	17,319	17,963
Interconnection agreements
Finite-Lived Intangible Assets [Line Items]
Cost	13,847	14,181
Accumulated amortization	884	703
Net book value	$ 12,963	$ 13,478